Business Segments (Details) - Schedule of revenues and cost of goods sold from operation - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting Information [Line Items]
Revenues	$ 7,083,647	$ 7,473,169
Cost of Sales	4,017,623	4,562,831
Fertilizer sales [Member]
Segment Reporting Information [Line Items]
Revenues	6,474,751	6,856,190
Cost of Sales	3,648,418	4,234,896
Logistic [Member]
Segment Reporting Information [Line Items]
Revenues	608,896	616,859
Cost of Sales	369,205	327,845
Others [Member]
Segment Reporting Information [Line Items]
Revenues		120
Cost of Sales		$ 90